Schedule of Summary of the Warrant Activity (Details) (Parenthetical)	Sep. 30, 2021 $ / shares
Legacy Tech Partners LLC LTP [Member]
Defined Benefit Plan Disclosure [Line Items]
Commons stock closing stock price per share	$ 0.0881